Segment Reporting - Reconciliation of Reportable Segment Revenue, Profit before Income Tax, Assets and Liabilities to Consolidated Figures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Total operating revenue	¥ 143,623	¥ 127,806	[1]	¥ 114,981	[1]
Profit before income tax	4,364	8,874	[1]	7,661	[1]
Total assets	246,949	218,718
Total liabilities	168,480	156,175
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of operating segments [line items]
Total operating revenue	143,623	127,489		114,792
Profit before income tax	4,487	8,798		7,647
Total assets	246,655	218,329
Total liabilities	168,472	156,164
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reclassification of expired sales in advance of carriage [Member]
Disclosure of operating segments [line items]
Total operating revenue		396		376
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reclassification of sales tax [Member]
Disclosure of operating segments [line items]
Total operating revenue		(65)		(161)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Adjustments arising from business combinations under common control [Member]
Disclosure of operating segments [line items]
Total operating revenue		(14)		(26)
Profit before income tax		8		(35)
Total assets	237	237
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Capitalisation of exchange difference of specific loans [Member]
Disclosure of operating segments [line items]
Profit before income tax	(124)	47		48
Total assets	72	196
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Government grants [Member]
Disclosure of operating segments [line items]
Profit before income tax	1	21		¥ 1
Total assets	(7)	(8)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Others [Member]
Disclosure of operating segments [line items]
Total assets	(8)	(36)
Total liabilities	¥ 8	¥ 11

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).